Employee Benefits - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefit and Share-based Payment Arrangement, Noncash Expense [Abstract]
Amount incurred for employee benefits	¥ 97.1	¥ 144.7	¥ 58.1